Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000075469
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,600	$ 10,515	$ 10,310	$ 10,334	$ 10,159	$ 10,239	$ 10,241	$ 10,225	$ 9,967	$ 9,919	$ 10,061	$ 9,936	$ 10,231	$ 10,132	$ 9,983	$ 9,748	$ 9,651	$ 9,486	$ 9,758	$ 9,678	$ 9,840	$ 9,884	$ 9,489	$ 9,037	$ 9,222	$ 9,522	$ 9,615	$ 9,627	$ 9,646	$ 9,731	$ 9,694	$ 9,504	$ 9,765	$ 9,441	$ 9,521	$ 9,163	$ 9,291	$ 9,819	$ 10,093	$ 9,866	$ 10,038	$ 9,949	$ 10,265	$ 10,526	$ 10,605	$ 10,732	$ 10,748	$ 10,748	$ 10,788	$ 10,812	$ 10,812	$ 10,818	$ 10,825	$ 10,862	$ 10,812	$ 10,838	$ 10,892	$ 10,877	$ 10,861	$ 10,799	$ 10,799	$ 10,791	$ 10,796	$ 10,808	$ 10,835	$ 10,762	$ 10,689	$ 10,686	$ 10,597	$ 10,556	$ 10,549	$ 10,543	$ 10,510	$ 10,493	$ 10,370	$ 10,339	$ 10,254	$ 10,125	$ 10,131	$ 9,996	$ 10,003	$ 9,921	$ 9,786	$ 9,711	$ 9,779	$ 9,835	$ 9,797	$ 9,810	$ 9,816	$ 9,779	$ 9,822	$ 9,763	$ 9,829	$ 9,902	$ 9,895	$ 9,916	$ 9,909	$ 9,929	$ 9,892	$ 9,854	$ 9,909	$ 9,857	$ 9,806	$ 9,818	$ 9,774	$ 9,780	$ 9,828	$ 9,939	$ 9,916	$ 9,880	$ 9,871	$ 9,872	$ 9,816	$ 9,816	$ 9,796	$ 9,775	$ 9,754	$ 9,672	$ 9,690	$ 9,721	$ 9,725
C000075470
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,088	10,014	9,826	9,855	9,695	9,777	9,785	9,775	9,534	9,494	9,636	9,522	9,810	9,722	9,585	9,366	9,278	9,125	9,393	9,322	9,484	9,533	9,158	8,719	8,912	9,207	9,304	9,321	9,346	9,434	9,404	9,225	9,484	9,175	9,267	8,917	9,048	9,567	9,840	9,618	9,792	9,712	10,036	10,290	10,374	10,505	10,528	10,535	10,581	10,612	10,627	10,633	10,654	10,689	10,648	10,688	10,748	10,732	10,724	10,670	10,685	10,684	10,696	10,715	10,741	10,684	10,618	10,614	10,533	10,498	10,506	10,507	10,482	10,471	10,348	10,331	10,254	10,132	10,144	10,016	10,021	9,945	9,817	9,756	9,830	9,893	9,861	9,874	9,886	9,863	9,913	9,852	9,931	10,012	10,011	10,039	10,038	10,065	10,034	10,001	10,063	10,017	9,964	9,990	9,951	9,963	10,018	10,130	10,121	10,089	10,087	10,094	10,043	10,050	10,035	10,020	10,005	9,927	9,951	9,989	10,000
C000152123
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,204	11,106	10,888	10,912	10,726	10,815	10,809	10,809	10,534	10,480	10,627	10,491	10,799	10,692	10,540	10,281	10,175	9,998	10,291	10,195	10,362	10,406	9,987	9,509	9,701	10,022	10,108	10,118	10,135	10,230	10,179	9,977	10,248	9,914	9,995	9,618	9,741	10,299	10,574	10,335	10,511	10,416	10,752	11,013	11,093	11,223	11,236	11,234	11,281	11,294	11,300	11,296	11,308	11,335	11,280	11,304	11,366	11,339	11,320	11,252	11,257	11,238	11,239	11,257	11,274	11,195	11,125	11,110	11,016	10,969	10,960	10,958	10,913	10,900	10,762	10,726	10,644	10,507	10,511	10,360	10,365	10,276	10,135	10,056	10,124	10,180	10,139	10,144	10,149	10,117	10,152	10,090	10,157	10,231	10,222	10,249	10,239	10,251	10,218	10,176	10,230	10,175	10,119	10,138	10,082	10,086	10,133	10,246	10,228	10,181	10,178	10,169	10,110	10,109	10,086	10,063	10,040	9,953	9,970	9,999	10,000
C000016427
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,167	11,085	10,857	10,881	10,704	10,785	10,776	10,758	10,493	10,431	10,578	10,444	10,752	10,646	10,487	10,239	10,135	9,960	10,244	10,157	10,325	10,370	9,954	9,470	9,671	9,983	10,078	10,089	10,107	10,194	10,153	9,952	10,223	9,882	9,964	9,589	9,721	10,270	10,554	10,316	10,493	10,398	10,726	10,996	11,077	11,207	11,222	11,220	11,260	11,283	11,281	11,286	11,290	11,327	11,273	11,297	11,352	11,334	11,315	11,248	11,254	11,235	11,237	11,256	11,274	11,196	11,126	11,112	11,018	10,973	10,964	10,963	10,919	10,907	10,769	10,734	10,653	10,517	10,521	10,371	10,376	10,288	10,147	10,076	10,144	10,199	10,150	10,162	10,166	10,126	10,169	10,106	10,172	10,245	10,236	10,263	10,253	10,264	10,231	10,189	10,244	10,188	10,125	10,143	10,088	10,091	10,138	10,251	10,232	10,185	10,181	10,179	10,119	10,117	10,094	10,070	10,047	9,959	9,968	10,005	10,000
C000075471
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,118,647	1,109,428	1,087,465	1,089,795	1,072,000	1,080,188	1,079,180	1,078,134	1,050,523	1,044,283	1,059,892	1,046,425	1,076,291	1,065,649	1,050,576	1,025,680	1,015,155	996,689	1,025,989	1,016,426	1,033,207	1,038,534	996,745	948,227	968,277	999,516	1,009,074	1,009,208	1,011,920	1,020,557	1,015,589	996,304	1,022,578	989,261	997,448	959,792	972,175	1,027,988	1,055,593	1,031,714	1,049,443	1,039,983	1,073,663	1,100,697	1,107,955	1,120,981	1,122,449	1,122,266	1,127,014	1,128,477	1,129,109	1,128,738	1,130,016	1,132,793	1,127,384	1,130,621	1,136,092	1,133,395	1,131,512	1,124,756	1,125,307	1,124,235	1,124,416	1,125,393	1,127,985	1,120,157	1,112,345	1,111,733	1,101,555	1,097,772	1,096,855	1,095,962	1,092,373	1,090,372	1,076,577	1,073,888	1,064,939	1,051,330	1,051,774	1,037,543	1,037,303	1,028,542	1,014,405	1,007,231	1,014,046	1,019,614	1,014,704	1,015,902	1,016,340	1,013,063	1,016,620	1,010,338	1,016,969	1,024,337	1,023,434	1,026,144	1,025,093	1,026,208	1,022,860	1,018,628	1,024,031	1,018,426	1,012,857	1,014,627	1,009,079	1,009,374	1,014,054	1,025,215	1,023,309	1,019,243	1,018,068	1,017,792	1,011,783	1,011,590	1,009,255	1,006,921	1,004,598	995,900	996,808	1,000,514	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,199,775	1,186,828	1,172,801	1,175,903	1,158,096	1,166,448	1,161,882	1,161,445	1,136,441	1,130,444	1,149,252	1,137,228	1,166,147	1,150,739	1,134,437	1,108,545	1,098,149	1,079,842	1,107,824	1,097,688	1,113,419	1,116,485	1,075,323	1,028,735	1,045,230	1,072,484	1,079,378	1,080,131	1,083,997	1,095,930	1,089,328	1,062,342	1,090,538	1,057,990	1,062,784	1,025,086	1,038,537	1,085,435	1,116,998	1,090,356	1,107,734	1,100,637	1,144,052	1,176,744	1,190,020	1,216,222	1,219,342	1,215,745	1,216,080	1,226,701	1,229,041	1,215,451	1,206,971	1,203,040	1,193,611	1,208,704	1,226,414	1,235,271	1,233,571	1,221,585	1,227,064	1,227,737	1,237,728	1,219,512	1,211,878	1,206,262	1,185,194	1,192,210	1,171,131	1,149,019	1,149,820	1,150,406	1,146,951	1,153,092	1,123,968	1,121,501	1,107,592	1,088,273	1,087,994	1,067,496	1,068,115	1,056,891	1,037,825	1,031,666	1,039,884	1,046,624	1,039,933	1,039,686	1,040,966	1,033,589	1,041,334	1,034,698	1,044,600	1,056,771	1,051,943	1,053,295	1,052,685	1,057,723	1,048,320	1,043,828	1,044,880	1,036,899	1,028,958	1,029,498	1,022,625	1,020,622	1,019,185	1,043,877	1,051,923	1,052,540	1,053,745	1,047,125	1,028,643	1,028,379	1,024,447	1,015,133	1,007,983	994,300	997,524	1,000,166	1,000,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Account Value	11,439	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,924	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,435	10,103	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398	11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,234	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Account Value	11,439	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,924	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,435	10,103	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398	11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,234	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Account Value	11,439	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,924	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,435	10,103	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398	11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,234	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Account Value	11,439	11,326	11,151	11,194	11,005	11,091	11,082	11,073	10,812	10,751	10,913	10,776	11,065	10,959	10,797	10,542	10,435	10,253	10,537	10,426	10,598	10,649	10,221	9,735	9,924	10,241	10,316	10,313	10,344	10,425	10,366	10,175	10,435	10,103	10,181	9,813	9,896	10,431	10,766	10,430	10,621	10,501	10,852	11,120	11,184	11,322	11,332	11,337	11,374	11,398	11,408	11,374	11,378	11,416	11,376	11,403	11,468	11,488	11,468	11,447	11,447	11,448	11,454	11,483	11,498	11,486	11,416	11,234	11,134	11,080	11,065	11,068	11,021	11,020	10,932	10,898	10,810	10,676	10,686	10,547	10,553	10,468	10,279	10,191	10,268	10,328	10,274	10,273	10,265	10,188	10,230	10,164	10,248	10,362	10,338	10,354	10,359	10,370	10,309	10,263	10,314	10,251	10,201	10,205	10,161	10,172	10,174	10,335	10,349	10,322	10,306	10,283	10,216	10,203	10,192	10,165	10,132	10,016	10,010	10,018	10,000
DWS Index: Bloomberg GNMA Index
Account Value [Line Items]
Account Value	$ 1,143,944	$ 1,132,574	$ 1,115,140	$ 1,119,435	$ 1,100,471	$ 1,109,109	$ 1,108,232	$ 1,107,338	$ 1,081,175	$ 1,075,118	$ 1,091,342	$ 1,077,576	$ 1,106,452	$ 1,095,879	$ 1,079,726	$ 1,054,160	$ 1,043,484	$ 1,025,322	$ 1,053,654	$ 1,042,633	$ 1,059,764	$ 1,064,913	$ 1,022,124	$ 973,485	$ 992,448	$ 1,024,100	$ 1,031,579	$ 1,031,279	$ 1,034,426	$ 1,042,487	$ 1,036,563	$ 1,017,452	$ 1,043,546	$ 1,010,347	$ 1,018,129	$ 981,289	$ 989,568	$ 1,043,118	$ 1,076,587	$ 1,043,021	$ 1,062,103	$ 1,050,101	$ 1,085,204	$ 1,111,983	$ 1,118,401	$ 1,132,173	$ 1,133,196	$ 1,133,695	$ 1,137,357	$ 1,139,751	$ 1,140,771	$ 1,137,363	$ 1,137,761	$ 1,141,559	$ 1,137,554	$ 1,140,310	$ 1,146,781	$ 1,148,805	$ 1,146,770	$ 1,144,740	$ 1,144,661	$ 1,144,770	$ 1,145,425	$ 1,148,309	$ 1,149,821	$ 1,148,564	$ 1,141,640	$ 1,123,446	$ 1,113,379	$ 1,108,024	$ 1,106,524	$ 1,106,753	$ 1,102,089	$ 1,102,031	$ 1,093,173	$ 1,089,785	$ 1,081,006	$ 1,067,634	$ 1,068,644	$ 1,054,668	$ 1,055,306	$ 1,046,767	$ 1,027,938	$ 1,019,072	$ 1,026,752	$ 1,032,807	$ 1,027,358	$ 1,027,316	$ 1,026,476	$ 1,018,777	$ 1,022,993	$ 1,016,391	$ 1,024,822	$ 1,036,180	$ 1,033,808	$ 1,035,432	$ 1,035,923	$ 1,036,962	$ 1,030,863	$ 1,026,256	$ 1,031,401	$ 1,025,105	$ 1,020,128	$ 1,020,534	$ 1,016,078	$ 1,017,247	$ 1,017,443	$ 1,033,474	$ 1,034,858	$ 1,032,178	$ 1,030,560	$ 1,028,327	$ 1,021,585	$ 1,020,327	$ 1,019,181	$ 1,016,524	$ 1,013,223	$ 1,001,629	$ 1,000,993	$ 1,001,790	$ 1,000,000